UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • May 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (31.8%)
$10,000	ABN Amro Securities LLC, (Interest in $1,450,000,000 joint repurchase agreement, dated 05/31/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,013,292 on 06/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 02/20/59; valued at $1,493,191,211)	0.33%		06/01/16	$10,000,000
155,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $155,587,278; by various U.S. Government agency securities, 2.50% - 5.00% due 05/01/18 - 02/01/46; valued at $159,586,656) (Demand 06/07/16)	0.40	(a)	09/12/16	155,000,000
125,000	Bank of Nova Scotia, (dated 03/04/16; proceeds $125,145,833; fully collateralized by various U.S. Government agency securities, 0.90% - 4.50% due 04/25/17 - 05/01/46; valued at $128,717,575) (Demand 06/07/16)	0.40	(a)	06/17/16	125,000,000
80,000	Bank of Nova Scotia, (dated 04/01/16; proceeds $80,068,444; fully collateralized by various U.S. Government agency securities, 2.61% - 4.50% due 07/01/26 - 01/01/46; valued at $82,383,627) (Demand 06/07/16)	0.40	(a)	06/17/16	80,000,000
2,245	BNP Paribas Securities Corp., (Interest in $1,150,000,000 joint repurchase agreement, dated 05/31/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,150,009,583 on 06/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 01/01/49; valued at $1,184,643,114)	0.30		06/01/16	2,245,000
205,000	BNY Mellon Capital Markets, (dated 05/31/16; proceeds $205,001,765; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 08/15/16 - 05/20/46 and U.S. Government obligations, 0.00% - 1.25% due 07/15/16 - 01/15/22; valued at $210,006,754)	0.31		06/01/16	205,000,000
40,000	Credit Suisse Securities USA, (dated 02/24/16; proceeds $40,172,216; fully collateralized by various Corporate Bonds, 2.38% - 7.38% due 03/15/18 - 04/01/46 (b); valued at $42,402,464) (Demand 06/27/16)	1.02	(a)	07/25/16	40,000,000
10,000	ING Financial Markets LLC, (dated 05/31/16; proceeds $10,000,106; fully collateralized by various Corporate Bonds, 3.38% - 4.75% due 04/01/43 - 05/15/64; valued at $10,504,745)	0.38		06/01/16	10,000,000
15,000	ING Financial Markets LLC, (dated 05/31/16; proceeds $15,000,213; fully collateralized by various Corporate Bonds, 5.75% - 8.00% due 03/15/21 - 04/01/23; valued at $15,903,896)	0.51		06/01/16	15,000,000

105,000	Merrill Lynch Pierce Fenner & Smith, (dated 04/04/16; proceeds $105,217,350; fully collateralized by various Common Stocks and Preferred Stocks; valued at $110,250,021) (Demand 06/03/16)	0.81	(a)	08/08/16	105,000,000
45,000	Mizuho Securities USA, Inc., (dated 05/31/16; proceeds $45,000,475; fully collateralized by various Common Stocks and Preferred Stocks; valued at $47,250,003)	0.38		06/01/16	45,000,000
125,000	Natixis, (Interest in $2,000,000,000 joint repurchase agreement, dated 05/31/16 under which Natixis will repurchase the securities provided as collateral for $2,000,016,111 on 06/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 05/15/45; valued at $2,041,015,139)	0.29		06/01/16	125,000,000
55,000	Pershing LLC, (dated 05/25/16; proceeds $55,003,208; fully collateralized by various U.S. Government agency securities, 0.94% - 5.55% due 06/06/17 - 04/20/62; valued at $56,555,157)	0.30		06/01/16	55,000,000
275,000	RBS Securities, Inc., (dated 05/31/16; proceeds $275,002,215; by various U.S. Government agency securities, 0.38% - 6.75% due 06/10/16 - 03/14/36; valued at $280,502,046)	0.29		06/01/16	275,000,000
60,000	Scotia Capital USA, Inc., (dated 05/31/16; proceeds $60,000,800; fully collateralized by various Corporate Bonds, 4.25% - 9.75% due 08/15/16 - 04/01/23; valued at $63,625,477)	0.48		06/01/16	60,000,000
21,000	SG Americas Securities, (dated 05/31/16; proceeds $21,000,292; fully collateralized by various Corporate Bonds, 1.50% - 9.75% due 06/01/16 - 09/15/48; valued at $22,167,126)	0.50		06/01/16	21,000,000
50,000	Societe Generale, (dated 05/31/16; proceeds $50,000,417; fully collateralized by a U.S. Government agency securities, 4.50% due 11/20/43 and U.S. Government obligations, 0.00% - 3.13% due 07/28/16 - 08/15/44; valued at $50,962,841)	0.30		06/01/16	50,000,000
	Total Repurchase Agreements (Cost $1,378,245,000)				1,378,245,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Floating Rate Notes (25.4%)
	Domestic Banks (12.3%)
18,000	Bank of America NA	0.79%	06/22/16	07/22/16	18,000,000
48,000	HSBC Bank USA NA	0.75	06/13/16	07/11/16	48,000,000
195,000	JP Morgan Chase Bank NA	0.80	06/07/16	06/07/16	195,000,000
47,000	State Street Bank and Trust Company	0.65	06/10/16	06/10/16	47,000,000
138,000	Wells Fargo Bank NA (d)	0.69	06/17/16	06/17/16	138,000,000
89,250	Wells Fargo Bank NA	0.75	06/14/16	06/14/16	89,250,000
					535,250,000
	International Banks (13.1%)
25,000	Bank of Nova Scotia	0.78	06/27/16	07/26/16	25,000,000
93,000	Bank of Nova Scotia (d)	0.79	06/13/16	08/12/16	93,000,000
55,000	Canadian Imperial Bank of Commerce	0.77	06/16/16	07/22/16	55,000,000
75,000	Credit Suisse	0.74	06/09/16	08/09/16	75,000,000
44,000	Mizuho Bank Ltd.	0.68	06/20/16 - 06/21/16	07/18/16 - 07/21/16	44,000,000
144,000	Royal Bank of Canada	0.76	06/30/16	06/30/16	143,999,633
80,000	Sumitomo Mitsui Banking Corp.	0.69 - 0.70	06/13/16 - 06/30/16	08/08/16 - 08/31/16	80,000,000
50,000	UBS AG	0.67	06/01/16 - 06/03/16	06/01/16 - 06/03/16	50,000,000
					565,999,633
	Total Floating Rate Notes (Cost $1,101,249,633)				1,101,249,633

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Certificates of Deposit (17.8%)
	Domestic Bank (3.7%)
160,000	Citibank NA	0.58%	08/08/16	160,000,000

	International Banks (14.1%)
27,000	Credit Industriel et Commercial	0.81	07/06/16	27,002,333
80,000	Credit Suisse	0.77 - 0.78	07/08/16 - 08/08/16	80,000,000
30,000	DNB Bank ASA	0.36	06/07/16	30,000,000
71,000	DZ Bank AG	0.68	06/17/16 - 06/24/16	71,000,000
85,000	Mizuho Bank Ltd.	0.70 - 0.74	06/15/16 - 07/15/16	85,000,178
24,000	Oversea Chinese Banking Corporation	0.70	07/08/16	24,000,000
100,000	Sumitomo Mitsui Banking Corp.	0.64	08/15/16	100,000,000
125,000	Sumitomo Mitsui Trust Bank Ltd.	0.70 - 0.71	06/16/16 - 07/29/16	125,000,000
20,000	Svenska Handelsbanken AB	0.66	07/05/16	20,000,094
50,000	Swedbank AB	0.37	06/01/16	50,000,000
				612,002,605
	Total Certificates of Deposit (Cost $772,002,605)			772,002,605

	Time Deposits (13.4%)
	International Banks
200,000	Credit Agricole CIB (Grand Cayman)	0.30	06/01/16	200,000,000
180,000	DNB Bank ASA (New York Branch)	0.28	06/01/16	180,000,000
40,000	National Australia Bank Ltd. (Cayman)	0.28	06/01/16	40,000,000
160,000	Natixis (Grand Cayman)	0.29	06/01/16	160,000,000
	Total Time Deposits (Cost $580,000,000)			580,000,000

	Commercial Paper (11.3%)
	Domestic Bank (1.0%)
45,000	ING US Funding LLC	0.77	07/01/16	44,971,125

	International Banks (10.3%)
39,000	Danske Corp.	0.60	08/12/16	38,953,200
205,000	Erste Abwicklungsanstalt	0.65	06/13/16 - 07/18/16	204,907,791
28,400	Erste Abwicklungsanstalt (d)	0.65	06/14/16	28,393,334
50,000	Macquarie Bank Ltd.	0.64	06/28/16	49,976,000
20,000	Sumitomo Mitsui Trust Bank Ltd.	0.70	06/24/16	19,991,055
21,000	Suncorp-Metway Ltd.	0.92	08/11/16	20,961,897
85,000	United Overseas Bank Ltd.	0.70 - 0.75	07/05/16 - 08/15/16	84,880,708
				448,063,985
	Total Commercial Paper (Cost $493,035,110)			493,035,110

	Total Investments (Cost $4,324,532,348) (e)		99.7%	4,324,532,348
	Other Assets in Excess of Liabilities		0.3	12,271,698
	Net Assets		100.0%	$4,336,804,046

(a)                                                         Date of next interest rate reset.

(b)                                                         Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of May 31, 2016.

(c)                                                          Rate shown is the rate in effect at May 31, 2016.

(d)                                                         144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                                          The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Liquid Asset Fund Inc.

Summary of Investments • May 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 05/31/16	Percentage of Total Investments
Repurchase Agreements	31.9%
Floating Rate Notes	25.5
Certificates of Deposit	17.8
Time Deposits	13.4
Commercial Paper	11.4
100.0%

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments • May 31, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$1,378,245,000	$—	$1,378,245,000
Floating Rate Notes	—	1,101,249,633	—	1,101,249,633
Certificates of Deposit	—	772,002,605	—	772,002,605
Time Deposits	—	580,000,000	—	580,000,000
Commercial Paper	—	493,035,110	—	493,035,110
Total Assets	$—	$4,324,532,348	$—	$4,324,532,348

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 15, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 15, 2016